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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrison T. Grodnick
Title:   Chief Operating Officer
Phone:   (612) 334-2000

Signature, Place, and Date of Signing:

  /s/ Harrison T. Grodnick       Minneapolis, Minnesota       February 8, 2005
----------------------------   --------------------------   --------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:      $171098
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
  NAME OF ISSUER           TITLE OF CLASS      CUSIP       Value (X$1000)  SHRS or PRN AMT   SH/PRN PUT/CALL  INVEST. DISC.
----------------------------------------------------------------------------------------------------------------------------
Altria Group Inc               Common         2209S103         11086           181498        SH                   Sole
Andrew Corp                    Common         34425108          7986           586177        SH                   Sole
Apple Computer Inc             Common         37833100         13078           203076        SH                   Sole
Baxter International Inc       Common         71813109          4052           117384        SH                   Sole
C N S Inc                      Common        126136100          6779           532485        SH                   Sole
Circuit City Stores Inc-       Common        172737108          7123           455462        SH                   Sole
Costco Whsl Corp New           Common        22160K105          7007           144736        SH                   Sole
Dynegy Inc Cl A                CL A          26816Q101          4534           981321        SH                   Sole
Fairmont Hotl& Resrt           Common        305204109          6302           181941        SH                   Sole
Goldcorp Inc New               Common        380956409          5447           362153        SH                   Sole
H E I Inc                      Common        404160103          1120           513847        SH                   Sole
The Hain Celestial Group       Common        405217100          4371           211461        SH                   Sole
Laureate Education Inc         Common        518613104          7299           165550        SH                   Sole
M D U Resources Group          Common        552690109          7419           278073        SH                   Sole
Marathon Oil Corp              Common        565849106          7580           201548        SH                   Sole
Mc Donalds Corp                Common        580135101          8257           257619        SH                   Sole
Newmont Mining Corp            Common        651639106          7774           175045        SH                   Sole
Oneok Inc New                  Common        682680103          7599           267398        SH                   Sole
Perkinelmer Inc                Common        714046109          7018           312071        SH                   Sole
Raytheon Company New           Com New       755111507          8521           219444        SH                   Sole
Regis Corp Minn                Common        758932107          5202           112720        SH                   Sole
Sony Corp Adr New              ADR New       835699307          8082           207438        SH                   Sole
Unisys Corp                    Common        909214108          5824           572150        SH                   Sole
Western Gas Resources          Common        958259103          5209           178086        SH                   Sole
Xerox Corp                     Common        984121103          6428           377885        SH                   Sole